1605(c) De-SPAC and Related Financing Transactions, Effects	Nov. 12, 2026
SPAC and its Affiliates [Member]
Effects of the de-SPAC and Related Financing Transactions [Line Items]
Effects of the de-SPAC and Related Financing Transactions, Benefits [Text Block]
●	Strategic fit and business quality. The Board reviewed Cartiga’s business model, market opportunity and competitive positioning, and judged the combination to be strategically complementary to ALCY’s mandate.
●	Funding and liquidity profile. The Board considered that Cartiga had strong cash position providing flexibility to fund growth and transaction costs.
●	Public-company benefits. A Nasdaq listing is expected to provide acquisition currency, ongoing access to capital markets, enhanced brand credibility with customers and counterparties, and liquidity over time.

Effects of the de-SPAC and Related Financing Transactions, Detriments [Text Block]
●	Redemption risk. High redemptions could materially reduce trust cash available at closing, increase relative dilution to non-redeeming holders, and necessitate additional incentives or capital.
●	Dilution. Public shareholders may be diluted by sponsor promotes, any PIPE or other equity financing, earnouts/equity incentives, and the outstanding warrants (if not retired), potentially pressuring trading dynamics post-close.
●	Warrant overhang and costs. The 5,750,000 warrants could create overhang; any tender or repurchase to address this would require additional cash outlay.
●	Execution risk. Cartiga’s plan depends on continued origination, underwriting, and funding of legal-finance assets; shortfalls versus projections would adversely affect results and valuation.
●	Sector and regulatory risks. The litigation-finance sector faces evolving legal, regulatory, and funding-cost dynamics that could impact growth, pricing, recoveries, or required disclosures.
●	Valuation and projections uncertainty. The transaction economics rely on forward-looking information that may not be achieved; market conditions at and after closing may adversely affect trading and liquidity.
●	Listing and ongoing compliance risk. The combined company must meet and maintain Nasdaq listing standards (including public float, holders, and price tests) post-closing; failure to do so could harm liquidity and value.

Target Company and its Affiliates [Member]
Effects of the de-SPAC and Related Financing Transactions [Line Items]
Effects of the de-SPAC and Related Financing Transactions, Benefits [Text Block]	In determining to approve the Business Combination and to recommend the Business Combination to Cartiga’s equity holders, Cartiga’s Board of Managers weighed the following benefits and detriments to Cartiga and its current equity holders: (i) the benefit of accessing the public equity markets for capital at likely a lower cost than that available to Cartiga in the private markets; (ii) the benefit of obtaining public currency and having more efficient access to additional public currency in the future to be able to capitalize organic and opportunistic inorganic growth opportunities; (iii) the benefit of providing greater liquidity for existing equity holders; (iv) the beneficial timing of the Business Combination relative to market conditions
Effects of the de-SPAC and Related Financing Transactions, Detriments [Text Block]	In determining to approve the Business Combination and to recommend the Business Combination to Cartiga’s equity holders, Cartiga’s Board of Managers weighed the following benefits and detriments to Cartiga and its current equity holders:(v) the dilution to be incurred by Cartiga’s existing equity holders as a result of the transaction; and (vi) the additional costs, resources and diversion of management attention associated with becoming a public company.